Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of share capital
	December 31, 2020
	Registered	Issued and Paid Up
	Number of Shares

Ordinary shares of ILS 1 each p.v.	1,000	3
Preferred shares of ILS 1 each p.v.

	December 31, 2021
	Registered	Issued and Paid Up
	Number of Shares

Ordinary shares of ILS 1 each p.v.	990,000,000	2,282,124
Preferred shares of ILS 1 each p.v.	10,000,000	10,000,000